Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
At December 31, 2016, total future minimum commitments under existing non-cancelable operating leases and purchase obligations were as follows:

In millions	2017	2018	2019	2020	2021	Thereafter
Lease obligations	$119	$91	$69	$51	$38	$125
Purchase obligations (a)	3,165	635	525	495	460	2,332
Total	$3,284	$726	$594	$546	$498	$2,457

(a)
Includes $2.0 billion relating to fiber supply agreements entered into at the time of the Company’s 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company’s Containerboard, Packaging and Recycling business.